S000091281 [Member] Expense Example - iShares S&P 500 3% Capped ETF - iShares S&P 500 3% Capped ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	29
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 158